Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Share-based Compensation
The following table summarizes stock-based compensation expense that the Company recorded in the condensed consolidated statements of operations for the three and six months ended June 30, 2022 and 2021, respectively:

	For the Three Months Ended June 30,		For The Six Months Ended June 30,
in thousands	2022	2021	2022	2021

Cost of revenues	$456	$—	$697	$—
Research and development	4,832	125	11,568	3,304
Sales and marketing	1,417	42	2,997	54
General and administrative	6,086	7,277	14,570	14,419

Stock-based compensation expense	$12,791	$7,444	$29,832	$17,777

On November 22, 2021, under the 2021 Plan, the Company’s compensation committee issued
1,047,115
PSUs to the employees of Apollo who joined Astra. P
SUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022, only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions.
The number of PSUs vested will be determined by multiplying the total number of PSUs granted by the percentage of milestones achieved and by the percentage of PSUs that satisfy the time-based vesting condition on such time-vesting date.

The following table summarizes stock-based compensation expense that the Company recorded in the Consolidated Statements of Operations for the year ended December 31, 2021, 2020 and 2019:

	For The Year Ended December 31,
in thousands	2021	2020	2019
Research and development	$12,930	$339	$190
Sales and marketing	220	—	—
General and administrative	26,593	31,863	624
Stock-based compensation expense	$39,743	$32,202	$814

Summary of fair value of common stock	The following assumptions are utilized to determine the fair value of Class A common stock:

	Merger Transaction	Remaining Private
Time to event (in years) (1)	0.38	1.50
Scenario probability (2)	60%	40%
Discount for lack of marketability (3)	10%	25%
Market value per share (4)	$6.62	$3.04
Grant-date fair value	$5.96	$2.28

(1)	The time to event represents the estimated length of time to a merger or liquidation event.
(2)	Scenario probability was estimated based on the Company’s merger or liquidation event assumptions on the valuation date.
(3)
Discount for lack of marketability related to the merger transaction scenario was utilized to account for industry-standard lock period of founders and existing employees. Benchmark study approach and securities-based approaches are utilized to estimate the discount for lack of marketability for the remaining private scenario.

(4)
The Company has assumed the cash purchase price for Series C preferred stock of $6.62 represents an arm’s length fair market value per share price of equity. The value of the remaining private scenario was determined based on back-solve analysis by reconciling to the Series C preferred stock purchase price.

Summary of Stock Option Activity
The following is a summary of stock option activity for the six months ended June 30, 2022:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value

Outstanding — December 31, 2021	20,326,384	$7.52	9.4	$22,782,654
Granted	1,142,027	5.21
Exercised	(231,491)	0.45
Forfeited	(49,394)	1.69
Expired	(5,067)	6.75

Outstanding — June 30, 2022	21,182,459	$7.48	8.94	$2,733,826
Unvested — June 30, 2022	18,525,741	$8.23	9.11	$1,037,708
Exercisable — June 30, 2022	2,656,718	$2.26	7.76	$1,696,117
The Company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time-based options. The following table summarizes the assumptions used in estimating the fair value of options granted in the six months ended June 30, 2022:

Time Based Stock Options

Expected terms (years) (1)	5.81
Expected volatility (2)	68.9%
Risk-free interest rate (3)	1.70%
Expected dividend rate (4)	—
Grant-date fair value	$3.20

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

The following is a summary of stock option activity for the year ended December 31, 2021:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2020	8,546,017	$0.85	8.6	$52,120,105
Granted	16,442,272	9.04	9.7
Exercised	(3,883,523)	0.50	5.1
Forfeited	(736,533)	1.08	—
Expired	(41,849)	0.52	—
Outstanding — December 31, 2021	20,326,384	$7.52	9.4	$22,782,654
Unvested — December 31, 2021	18,524,426	8.17	9.5	11,701,061
Exercisable — December 31, 2021	1,801,958	0.78	7.8	11,081,593
Total intrinsic value of options exercised during the years ended December 31, 2021, 2020 and 2019 was approximately $35.6 million, $18.7 million and $0.1 million, respectively.
The company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time based options and Monte Carlo simulation model to calculate the grant date fair value of PSOs. The following table summarizes the assumptions used in estimating the fair value of options granted in the year ended December 31, 2021, 2020 and 2019:

	Time Based Options			Performance Based Stock Options
	2021	2020	2019	2021

Expected terms (years) (1)	6.00	5.78	5.84	2.50 - 4.40
Expected volatility (2)	68.8%	47.4%	34.0%	68.9%
Risk-free interest rate (3)	0.98%	0.29% - 1.19%	1.58% - 2.54%	1.31%
Expected dividend rate (4)	—	—	—	—
Grant-date fair value	$5.52	$1.12	$0.11	$4.66

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Summary of restricted stock units
The following is a summary of restricted stock units for the six months ended June 30, 2022:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share

Outstanding — December 31, 2021	10,678,818	$9.20
Granted	7,859,084	3.38
Vested	(1,570,858)	8.76
Forfeited	(1,341,095)	8.62

Outstanding — June 30, 2022	15,625,949	$6.36

The following is a summary of restricted stock units for the year ended December 31, 2021:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Outstanding — December 31, 2020	—	$—
Granted	11,421,216	9.20
Vested	(585,623)	9.20
Forfeited	(156,775)	9.08
Outstanding — December 31, 2021	10,678,818	$9.20